N-4	Jul. 12, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Jul. 12, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective immediately, the information in the three “Average Annual Total Returns” columns for the following Funds is hereby deleted and replaced as follows:

Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor(1) Adviser: Pacific Investment Management Company LLC	1.58%	0.15%	1.73%	-7.93%	8.46%	-0.90%
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio – Advisor Adviser: Pacific Investment Management Company LLC	1.14%	0.00%	1.14%	6.99%	2.14%	2.22%

(1) This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.

Prospectuses Available [Text Block]	Effective immediately, the information in the three “Average Annual Total Returns” columns for the following Funds is hereby deleted and replaced as follows:
Portfolio Companies [Table Text Block]
Fund Objective	Fund — Share Class Adviser / Sub-Adviser	Current Expenses	Fund Facilitation Fee	Current Expenses + Fund Facilitation Fee	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor(1) Adviser: Pacific Investment Management Company LLC	1.58%	0.15%	1.73%	-7.93%	8.46%	-0.90%
Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio – Advisor Adviser: Pacific Investment Management Company LLC	1.14%	0.00%	1.14%	6.99%	2.14%	2.22%

(1) This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.	[1]
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor	[1]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC	[1]
Current Expenses [Percent]	1.58%	[1]
Platform Charge [Percent]	0.15%	[1]
Current Expenses + Platform Charge [Percent]	1.73%	[1]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)	[1]
Average Annual Total Returns, 5 Years [Percent]	8.46%	[1]
Average Annual Total Returns, 10 Years [Percent]	(0.90%)	[1]
PIMCO Dynamic Bond Portfolio – Advisor [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Dynamic Bond Portfolio – Advisor
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.22%

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense or fee waiver arrangement.